Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts | $	$ 465,790,000	$ 418,508,000
Common stock authorized	392,462,972
Common stock issued	312,863,071
Common stock outstanding	305,314,120